Stock Options	3 Months Ended	12 Months Ended
	Nov. 30, 2017	Aug. 31, 2017
Notes to Financial Statements
NOTE 7 - Stock Options

Stock option grants pursuant to the 2006 Plan vest either immediately or over one to five years and expire ten years after the date of grant. Stockholders previously approved 5,000,000 shares for grant under the 2006 Plan, of which 1,700,832 remain available for grant, 1,185,834 have been exercised in total and 562,763 net shares issued pursuant to the exercise of vested options from inception of the 2006 Plan through November 30, 2017. All shares approved for grant and subsequently forfeited are available for future grant. The Company does not repurchase shares to fulfill the requirements of options that are exercised. The Company issues new shares when options are exercised. The 2006 Plan was approved by stockholders on February 7, 2011 and expires according to its terms on February 7, 2021.

The Company employs the following key weighted-average assumptions in determining the fair value of stock options, using the Black-Scholes option pricing model and the simplified method to estimate the expected term of “plain vanilla” options:

	Three Months Ended	Year Ended
	November 30, 2017	August 31, 2017
Expected dividend yield	–	–
Expected stock price volatility	83%	79% - 81%
Risk-free interest rate	2.27%	1.95% - 2.03%
Expected term (in years)	7.67	5.00 - 7.67
Exercise price	$4.87	$2.71
Weighted-average grant date fair-value	$3.76	$1.85

A summary of the Company’s stock option activity for the three months ended November 30, 2017 and year ended August 31, 2017 and related information follows:

	Number of Shares Subject to Option Grants	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value ($)
Outstanding at August 31, 2016	720,001	3.06
Grants	1,535,000	2.71
Exercises	(130,000)	2.62
Outstanding at August 31, 2017	2,125,001	3.84
Grants	255,000	4.87
Exercises	(172,500)	2.91
Outstanding at November 30, 2017	2,207,501	3.07	5.51 years	3,793,375
Exercisable at November 30, 2017	210,001	4.82	7.89 years	45,075

The aggregate intrinsic value in the table above represents the total pretax intrinsic value for all “in-the-money” options (i.e. the difference between the Company’s closing stock price on the last trading day of the period covered by this report and the exercise price, multiplied by the number of shares) that would have been received by the option holders had all in-the-money option holders exercised their vested options on November 30, 2017. The intrinsic value of the option changes based upon the fair market value of the Company’s common stock. Since the closing stock price was $4.75 on November 30, 2017 and 1,902,500 outstanding options have an exercise price below $4.75 per share, as of November 30, 2017, there is intrinsic value to the Company’s outstanding, in-the-money stock options, including 32,500 options that are exercisable and in-the-money.

On November 21, 2017, the Company granted 255,000 options to directors and employees with an exercise price of $4.87.

On September 7, 2017, there were 172,500 options exercised on a cashless basis resulting in the issuance of 79,248 shares of common stock. The aggregate intrinsic value of the options exercised was $426,350.

During the year ended August 31, 2017, there were 130,000 options exercised on a cashless basis resulting in the issuance of 46,520 shares of common stock. The aggregate intrinsic value of the options exercised was $186,500.

On November 15, 2016, the Company granted 35,000 options to two employees with an exercise price of $3.28.

On July 7, 2017, the Company finalized and executed two consulting agreements with third parties to provide business development services. The terms and conditions of each consulting agreement are similar and provide for combined compensation of $26,000 per month in cash and the grant of 1,500,000 common stock purchase options with an exercise price of $2.70 per share, and which vest upon the achievement of performance conditions and upon Board approval. The 1,500,000 stock options granted to consultants had a grant date fair value of $1.84 per option. As of November 30, 2017, the Company determined the achievement of the performance conditions was not probable. Compensation expense will be recorded for the options with performance conditions when and if the performance conditions become probable of being achieved.

The following table sets forth the share-based compensation cost resulting from stock option grants, including those previously granted and vesting over time, that were recorded in the Company’s Consolidated Statements of Operations for the three months ended November 30, 2017 and 2016:

	Three Months Ended
	November 30,
	2017	2016
Stock Compensation Expense:
SG&A	$399,476	$53,055
R&D	114,797	45,545
Total	$514,273	$98,600

As of November 30, 2017, the Company had $3,238,393 of unrecognized compensation cost related to unvested stock options. Of the unrecognized compensation expense, $478,393 is expected to be recognized over a period of 1.0 years and $2,760,000 of compensation expense will be recorded when and if the performance conditions become probable of being achieved.

The following table summarizes information about stock options outstanding and exercisable at November 30, 2017:

	Stock Options Outstanding			Stock Options Exercisable
Range of Exercise Prices	Number of Shares Subject to Outstanding Options	Weighted Average Contractual Life (years)	Weighted Average Exercise Price	Number of Shares Subject To Options Exercise	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price

$2.70	1,500,000	4.60	2.70	-	4.60	2.70
2.90	350,000	6.16	2.90	-	6.16	2.90
3.28	17,500	8.96	3.28	17,500	8.96	3.28
3.46	35,000	8.10	3.46	15,000	8.10	3.46
4.87	255,000	9.98	4.87	127,500	9.98	4.87
4.98	16,667	0.27	4.98	16,667	0.27	4.98
5.94	33,334	3.07	5.94	33,334	3.07	5.94
Total	2,207,501	5.51	$3.07	210,001	7.89	$4.82

Stock option grants pursuant to the 2006 Plan vest either immediately or over one to five years and expire ten years after the date of grant. Stockholders previously approved 5,000,000 shares for grant under the 2006 Plan, of which 2,072,580 remain available for grant and 1,013,334 were issued pursuant to the exercise of vested options as of August 31, 2017. All shares approved for grant and subsequently forfeited are available for future grant. The Company does not repurchase shares to fulfill the requirements of options that are exercised. The Company issues new shares when options are exercised. The 2006 Plan was approved by stockholders on February 7, 2011 and expires according to its terms on February 7, 2021.

The Company employs the following key weighted-average assumptions in determining the fair value of stock options, using the Black-Scholes option pricing model and the simplified method to estimate the expected term of “plain vanilla” options:

	Year Ended	Year Ended
	August 31, 2017	August 31, 2016
Expected dividend yield	–	–
Expected stock price volatility	79% - 81%	82%
Risk-free interest rate	1.95% - 2.03%	2.06%
Expected term (in years)	5.00 - 7.67	7.67
Exercise price	$2.71	$3.46
Weighted-average grant date fair-value	$1.85	$2.64

A summary of the Company’s stock option activity for the years ended August 31, 2017 and 2016 and related information follows:

	Number of Shares Subject to Option Grants	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value ($)
Outstanding at August 31, 2015	1,267,502	2.68
Grants	65,000	3.46
Forfeitures	(55,834)	3.23
Exercises	(556,667)	2.22
Outstanding at August 31, 2016	720,001	3.06
Grants	1,535,000	2.71
Exercises	(130,000)	2.62
Outstanding at August 31, 2017	2,125,001	2.84	5.31 years	2,969,800
Exercisable at August 31, 2017	237,501	3.51	6.01 years	233,900
Available for grant at August 31, 2017	2,072,580

The aggregate intrinsic value in the table above represents the total pretax intrinsic value for all “in-the-money” options (i.e. the difference between the Company’s closing stock price on the last trading day of the period covered by this report and the exercise price, multiplied by the number of shares) that would have been received by the option holders had all in-the-money option holders exercised their vested options on August 31, 2017. The intrinsic value of the option changes based upon the fair market value of the Company’s common stock. Since the closing stock price was $4.20 on August 31, 2017 and 2,075,000 outstanding options have an exercise price below $4.20 per share, as of August 31, 2017, there is intrinsic value to the Company’s outstanding, in-the-money stock options, including 187,500 options that are exercisable and in-the-money.

During the year ended August 31, 2017, there were 130,000 options exercised on a cashless basis resulting in the issuance of 46,520 shares of common stock. The aggregate intrinsic value of the options exercised was $186,500.

During the year ended August 31, 2016, there were 556,667 options exercised on a cashless basis resulting in the issuance of 282,106 shares of common stock. The aggregate intrinsic value of the options exercised during the year ended August 31, 2016 was $1,277,834.

On November 15, 2016, the Company granted 35,000 options to two employees with an exercise price of $3.28.

On July 7, 2017, the Company finalized and executed two consulting agreements with third parties to provide business development services. The terms and conditions of each consulting agreement are similar and provide for combined compensation of $26,000 per month in cash and the grant of 1,500,000 common stock purchase options with an exercise price of $2.70 per share, and which vest upon the achievement of performance conditions and upon Board approval. The 1,500,000 stock options granted to consultants had a grant date fair value of $1.84 per option. As of August 31, 2017, the Company determined the achievement of the performance conditions was not probable. Compensation expense will be recorded for the options with performance conditions when and if the performance conditions become probable of being achieved.

The following table sets forth the share-based compensation cost resulting from stock option grants, including those previously granted and vesting over time, that were recorded in the Company’s Consolidated Statements of Operations for the years ended August 31, 2017 and 2016:

	Years Ended
	August 31,
	2017	2016
Stock Compensation Expense:
SG&A	$118,969	$211,406
R&D	80,630	97,357
Total	$199,599	$308,763

As of August 31, 2017, the Company had $2,792,847 of unrecognized compensation cost related to unvested stock options. Of the unrecognized compensation expense, $32,847 is expected to be recognized over a period of 1.25 years and $2,760,000 of compensation expense will be recorded when and if the performance conditions become probable of being achieved.

The following table summarizes information about stock options outstanding and exercisable at August 31, 2017:

	Stock Options Outstanding			Stock Options Exercisable
Range of Exercise Prices	Number of Shares Subject to Outstanding Options	Weighted Average Contractual Life (years)	Weighted Average Exercise Price	Number of Shares Subject To Options Exercise	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
$0.80	5,000	5.31	$0.80	5,000	5.31	$0.80
1.40	5,000	7.30	1.40	5,000	7.30	1.40
2.50	10,000	3.60	2.50	10,000	3.60	2.50
2.70	1,500,000	5.00	2.70	-	5.00	2.70
2.90	455,000	6.41	2.90	105,000	6.41	2.90
3.28	35,000	9.21	3.28	17,500	9.21	3.28
3.46	65,000	8.35	3.46	45,000	8.35	3.46
4.98	16,667	0.52	4.98	16,667	0.52	4.98
5.94	33,334	3.32	5.94	33,334	3.32	5.94
Total	2,125,001	5.31	$2.84	237,501	6.01	$3.51